Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of fair value measurement [Abstract]
Fair value measurement of financial assets and liabilities measured at fair value
(2) Fair value hierarchy of financial assets and liabilities measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2021
	Level 1 (*)	Level 2 (*)	Level 3	Total
Financial assets:
Financial assets at FVTPL
Deposits	65,072	—	—	65,072
Debt securities	817,584	1,923,538	2,117	2,743,239
Equity securities	25,879	—	303,985	329,864
Capital contributions	—	—	1,287,723	1,287,723
Beneficiary certificates	74,271	2,326,202	1,104,074	3,504,547
Loans	—	453,832	213,635	667,467
Derivative assets	10,911	4,762,872	29,348	4,803,131
Others	—	—	96,191	96,191

Sub-total	993,717	9,466,444	3,037,073	13,497,234

Financial assets at FVTOCI
Debt securities	5,578,455	32,548,522	—	38,126,977
Equity securities	411,357	—	581,455	992,812

Sub-total	5,989,812	32,548,522	581,455	39,119,789

Derivative assets (Designated for hedging)	—	106,764	—	106,764

Total	6,983,529	42,121,730	3,618,528	52,723,787

Financial liabilities:
Financial liabilities at FVTPL
Deposits due to customers	65,016	—	—	65,016
Derivative liabilities	10,259	4,552,368	4,641	4,567,268
Securities sold	211,408	29,766	—	241,174

Sub-total	286,683	4,582,134	4,641	4,873,458

Derivative liabilities (Designated for hedging)	—	27,584	—	27,584

Total	286,683	4,609,718	4,641	4,901,042

(*)
There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

	December 31, 2022
	Level 1 (*)	Level 2 (*)	Level 3	Total
Financial assets:
Financial assets at FVTPL
Deposits	34,995	—	—	34,995
Debt securities	2,580,563	1,654,591	1,078	4,236,232
Equity securities	76,007	25	307,851	383,883
Capital contributions	—	—	1,976,474	1,976,474
Beneficiary certificates	45,394	2,398,592	1,458,776	3,902,762
Loans	—	794,723	104,505	899,228
Derivative assets	69,316	8,042,895	93,970	8,206,181
Other financial assets in foreign currency	—	—	41,679	41,679
Others	34,299	—	144,840	179,139

Sub-total	2,840,574	12,890,826	4,129,173	19,860,573

Financial assets at FVTOCI
Debt securities	9,895,456	22,250,302	—	32,145,758
Equity securities	382,257	—	557,065	939,322

Sub-total	10,277,713	22,250,302	557,065	33,085,080

Derivative assets (designated for hedging)	—	37,786	—	37,786

Total	13,118,287	35,178,914	4,686,238	52,983,439

Financial liabilities:
Financial liabilities at FVTPL
Deposits due to customers	35,161	—	—	35,161
Derivative liabilities	11,700	8,883,976	9,449	8,905,125
Securities sold	12,113	—	—	12,113

Sub-total	58,974	8,883,976	9,449	8,952,399

Derivative liabilities (designated for hedging)	—	202,911	—	202,911

Total	58,974	9,086,887	9,449	9,155,310

(*)
Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is
2,835,187
million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.

Valuation methods and input variables for each type of financial instruments measured at fair value and classified into Level 2
1) Valuation methods and input variables for each type of financial instrument classified into level 2 in December 31, 2021 and 2022 are as follows:

	Valuation methods	Input variables
Debt securities	Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread.	Risk-free market rate and credit spread

Beneficiary certificates	The beneficiary certificates classified as Level 2 are MMF and are measured at the standard price.	Values of underlying assets such as bond

Derivatives	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, risk-free market rate, forward rate, etc.

Loans	The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to the debtor.	Risk-free market rate and credit spread

Valuation methods and input variables for each type of financial instruments measured at fair value and classified into Level 3
2) Valuation methods and input variables for each type of financial instrument classified into level 3 in December 31, 2021 and 2022 are as follows:

	Valuation methods	Input variables
Loans	Fair value is calculated by using Binomial Tree, LSMC and Discounted Cash Flow Model which is a valuation technique commonly used in the market taking into account value of underlying assets, volatility, discount rate.	Value of underlying assets, Volatility, Discount rate

Debt securities	The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to debt securities issuers. Fair value is measured by models such as LSMC (Least-Squares Monte Carlo), Hull-white.	Risk-free market rate, credit spread, discount rate originated credit grade, volatility of stock price, volatility of interest rate

Equity securities, capital contributions and Beneficiary certificates	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, Imputed Market Value Model more than one method is used given the characteristic of the subject of fair value measurement.	Risk-free market rate, market risk premium, corporate Beta, discount rate originated credit grade, stock prices, volatility of underlying asset, net asset value, volatility of stock price, volatility of interest rate, Capital increase amount, Fluctuation rate of real estate sale price, etc

Derivatives	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.

Others	The fair value of the underlying asset, after calculating the fair value using the DCF model, etc., considering the price and volatility of the calculated underlying asset, is calculated using the binomial tree and least-squares Monte Carlo simulation (LSMC), which are commonly used valuation techniques in the market.	Stock prices, volatility of underlying assets, etc.

Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs
Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs are as follows:

	Fair value measurement technique	Type	Significant unobservable inputs	Range(%)	Impact of changes in significant unobservable inputs on fair value measurement
Loans	Binomial Tree		Stock prices	46.53%	Variation of fair value increases as volatility of underlying asset and stock price increases.
	DCF model		Discount rate	1.98%~2.18%	Fair value decreases as discount rate increases.
Derivative assets	Option valuation model and others	Equity related	Correlation coefficient	0.21~0.67	Variation of fair value increases as correlation coefficient increases.
Derivative liabilities	Option valuation model and others	Equity related	Correlation coefficient	0.21~0.67	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	11.74% ~ 97.16%	Variation of fair value increases as volatility of underlying assets increases.
Equity securities, capital contributions, and beneficiary certificates	Binomial Tree		Stock prices, Volatility of underlying asset	28.40%	Variation of fair value increases as volatility of underlying asset and stock price increases.
	DCF model and others		Discount rate	0.00%~19.14%	Fair value increases as discount rate decreases.
			Terminal growth rate	0.00%, 1.00%	Fair value increases as terminal growth rate increases.
			Liquidation value	0.00%	Fair value increases as liquidation value increases.
Others	Binomial Tree		Stock prices, Volatility of underlying asset	20.15%~36.19%	Variation of fair value increases as volatility of underlying asset and stock price increases.

Changes in financial assets and liabilities measured at fair value classified into Level 3
(3) Changes in financial assets and liabilities measured at fair value classified into Level 3 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2020
	Beginning balance	Business combination	Net income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals / settlements	Transfer to or out of Level 3 (*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	5,826	—	(632)	—	2,627	(3,203)	—	4,618
Equity securities	464,741	3,894	(8,977)	—	5,088	(14,407)	32	450,371
Capital contributions	515,199	173,244	39,500	—	194,396	(56,654)	—	865,685
Beneficiary certificates	1,275,734	166,467	(7,919)	—	715,437	(231,908)	—	1,917,811
Loans	152,629	35,854	6,149	—	656,880	(642,450)	—	209,062
Derivative assets	25,048	—	9,458	—	9,501	(23,911)	(12,224)	7,872
Others	63,880	—	3,472	—	17,997	(370)	—	84,979

Sub-total	2,503,057	379,459	41,051	—	1,601,926	(972,903)	(12,192)	3,540,398

Financial assets at FVTOCI
Equity securities	493,698	—	—	(4,920)	82,227	(2,482)	2,192	570,715

Total	2,996,755	379,459	41,051	(4,920)	1,684,153	(975,385)	(10,000)	4,111,113

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	72,039	—	30,150	—	2,650	(66,170)	(18,533)	20,136
Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities	87,626	—	665	—	—	(68,661)	—	19,630
Derivative liabilities (designated for hedging)	321	—	—	—	—	(321)	—	—

Total	159,986	—	30,815	—	2,650	(135,152)	(18,533)	39,766

(*1)
For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 37,430 million Won for the year ended December 31, 2020, which is from financial assets and liabilities that the Group holds as at the end of the year.

(*2)
There were transfers between levels as the availability of observable market data for these financial instruments changed. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

	For the year ended December 31, 2021
	Beginning balance	Net income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals / settlements	Transfer to or out of Level 3 (*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	4,618	(431)	—	1,000	(4,070)	1,000	2,117
Equity securities	450,371	(24,501)	—	33,570	(154,455)	(1,000)	303,985
Capital contributions	865,685	82,596	—	575,643	(236,201)	—	1,287,723
Beneficiary certificates	1,917,811	10,347	—	86,224	(910,308)	—	1,104,074
Loans	209,062	16,975	—	761,045	(773,447)	—	213,635
Derivative assets	7,872	22,256	—	5,058	—	(5,838)	29,348
Others	84,979	12,245	—	14,982	(16,548)	533	96,191

Sub-total	3,540,398	119,487	—	1,477,522	(2,095,029)	(5,305)	3,037,073

Financial assets at FVTOCI
Equity securities	570,715	—	11,362	645	(1,267)	—	581,455

Total	4,111,113	119,487	11,362	1,478,167	(2,096,296)	(5,305)	3,618,528

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	20,136	4,926	—	(3,979)	(10,188)	(6,254)	4,641
Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities	19,630	(102)	—	—	(19,528)	—	—

Total	39,766	4,824	—	(3,979)	(29,716)	(6,254)	4,641

(*1)
For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 2,634 million Won for the year ended December 31, 2021, which is from financial assets and liabilities that the Group holds as at the end of the year.

(*2)
There were transfers between levels as the availability of observable market data for these financial instruments changed. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

	For the year ended December 31, 2022
	Beginning balance	Net income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals / settlements	Transfer to or out of Level 3 (*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	2,117	(40)	—	—	(999)	—	1,078
Equity securities	303,985	697	—	20,175	(16,974)	(32)	307,851
Capital contributions	1,287,723	103,376	—	703,160	(117,785)	—	1,976,474
Beneficiary certificates	1,104,074	(2,922)	—	98,420	259,204	—	1,458,776
Loans	213,635	17,544	—	802,092	(928,766)	—	104,505
Derivative assets	29,348	64,359	—	582	(319)	—	93,970
Other foreign currency financial assets	—	—	—	41,679	—	—	41,679
Others	96,191	16,744	—	40,836	(8,931)	—	144,840

Sub-total	3,037,073	199,758	—	1,706,944	(814,570)	(32)	4,129,173

Financial assets at FVTOCI
Equity securities	581,455	—	2,084	2,357	(28,831)	—	557,065

Total	3,618,528	199,758	2,084	1,709,301	(843,401)	(32)	4,686,238

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	4,641	8,058	—	(351)	(2,899)	—	9,449

Total	4,641	8,058	—	(351)	(2,899)	—	9,449

(*1)
For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 2,770 million Won for the year ended December 31, 2022, which is from financial assets and liabilities that the Group holds as at the end of the year.

(*2)
There were transfers between levels as the availability of observable market data for these financial instruments changed. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

Sensitivity analysis on the unobservable inputs used for measuring Level 3 financial instruments
The sensitivity on fluctuation of input variables by financial instruments as of December 31, 2020, 2021 and 2022 is as follows (Unit: Korean Won in millions):

	December 31, 2020
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets (*1)	110	(257)	—	—
Loans (*2)	933	(932)	—	—
Debt securities	13	(10)	—	—
Equity securities (*2)(*3)(*4)	8,539	(7,337)	—	—
Beneficiary certificates (*4)	1,403	(1,537)	—	—
Others (*2)	640	(547)	—	—
Financial assets at FVTOCI
Equity securities (*3)(*4)	—	—	21,587	(16,740)

Total	11,638	(10,620)	21,587	(16,740)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities (*1)	776	(405)	—	—
Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities (*1)	57	(45)	—	—

Total	833	(450)	—	—

(*1)
Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
(*3)
Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (0~1%) and discount rate
(-1~1%)
or liquidation value
(-1~1%).
The growth rate, discount rate, and liquidation value are major unobservable variables.

(*4)
Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.

	December 31, 2021
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets (*1)	1,668	(1,191)	—	—
Loans (*2)	682	(671)	—	—
Debt securities	13	(12)	—	—
Equity securities (*2)(*3)(*4)	6,348	(5,331)	—	—
Beneficiary certificates (*4)	1,305	(1,171)	—	—
Others (*2)	921	(876)	—	—
Financial assets at FVTOCI
Equity securities (*3)(*4)	—	—	30,391	(23,865)

Total	10,937	(9,252)	30,391	(23,865)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities (*1)	205	(264)	—	—

Total	205	(264)	—	—

(*1)
Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
(*3)
Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate
(-0.5%~0.5%)
and discount rate
(-1~1%)
or liquidation value
(-1~1%).
The growth rate, discount rate, and liquidation value are major unobservable variables.

(*4)
Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.

	December 31, 2022
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets (*1)	2,453	(1,993)	—	—
Loans (*2)	203	(200)	—	—
Debt securities	1	—	—	—
Equity securities (*2)(*3)(*4)	10,146	(8,079)	—	—
Beneficiary certificates (*4)	737	(737)	—	—
Others (*2)	2,860	(2,790)	—	—
Financial assets at FVTOCI	—	—	—	—
Equity securities (*3)(*4)	—	—	24,370	(17,579)

Total	16,400	(13,799)	24,370	(17,579)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities (*1)	41	(39)	—	—

Total	41	(39)	—	—

(*1)
Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
(*3)
Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate
(-0.5%~0.5%)
and discount rate
(-1~1%)
or liquidation value
(-1~1%).
The growth rate, discount rate, and liquidation value are major unobservable variables.

(*4)
Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.

Schedule of fair value measurement of financial instruments measured at amortized costs
(5) Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost are as follows (Unit: Korean Won in millions):

	December 31, 2021
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	2,122,401	14,921,119	—	17,043,520	17,086,274
Loans and other financial assets at amortized cost	—	3	346,871,245	346,871,248	348,885,617
Financial liabilities:
Deposits due to customers	—	318,070,829	—	318,070,829	317,899,871
Borrowings	—	23,393,520	1,270,305	24,663,825	24,755,459
Debentures	—	44,500,963	—	44,500,963	44,653,864
Other financial liabilities	—	23,216,929	379,534	23,596,463	23,890,017

	December 31, 2022
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	2,652,449	24,623,369	—	27,275,818	28,268,516
Loans and other financial assets at amortized cost	—	6,238,724	345,952,544	352,191,268	355,760,729
Financial liabilities:
Deposits due to customers	—	343,931,576	—	343,931,576	342,105,209
Borrowings	—	26,063,256	2,135,047	28,198,303	28,429,603
Debentures	—	42,918,411	—	42,918,411	44,198,486
Other financial liabilities	—	21,244,664	536,209	21,780,873	22,492,705

Valuation methods and input variables for financial assets and liabilities that are measured at amortized costs
The fair values of financial instruments are measured using quoted market price in active markets. In case there is no active market for financial instruments, the Group determines the fair value by using valuation methods. Valuation methods and input variables for financial assets and liabilities that are measured at amortized cost are given as follows:

	Valuation methods	Input variables
Securities at amortized cost	The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.	Risk-free market rate and credit spread

Loans and other financial assets at amortized cost	The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.	Risk-free market rate, credit spread and prepayment rate

Deposits due to customers, borrowings, debentures and other financial liabilities	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.	Risk-free market rate, credit spread and forward rate

Carrying amounts of financial instruments by category
(6) Financial instruments by category
Carrying amounts of financial assets and liabilities by each category are as follows (Unit: Korean Won in millions):

	December 31, 2021
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivatives assets (designated for hedging)	Total
Deposits	65,072	—	2,866,884	—	2,931,956
Securities	7,960,046	39,119,789	17,086,274	—	64,166,109
Loans	667,467	—	336,799,510	—	337,466,977
Derivative assets	4,803,131	—	—	106,764	4,909,895
Other financial assets	1,518	—	9,219,223	—	9,220,741

Total	13,497,234	39,119,789	365,971,891	106,764	418,695,678

	December 31, 2021
Financial liabilities	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (designated for hedging)	Total
Deposits due to customers	65,016	317,899,871	—	317,964,887
Borrowings	241,174	24,755,459	—	24,996,633
Debentures	—	44,653,864	—	44,653,864
Derivative liabilities	4,567,268	—	27,584	4,594,852
Other financial liabilities	—	23,890,017	—	23,890,017

Total	4,873,458	411,199,211	27,584	416,100,253

	December 31, 2022
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivatives assets (designated for hedging)	Total
Deposits	34,995	—	2,994,672	—	3,029,667
Securities	10,676,985	33,085,080	28,268,516	—	72,030,581
Loans	899,228	—	343,918,560	—	344,817,788
Derivative assets	8,206,181	—	—	37,786	8,243,967
Other financial assets	43,184	—	8,847,497	—	8,890,681

Total	19,860,573	33,085,080	384,029,245	37,786	437,012,684

	December 31, 2022
Financial liabilities	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (designated for hedging)	Total
Deposits due to customers	35,161	342,105,209	—	342,140,370
Borrowings	12,113	28,429,603	—	28,441,716
Debentures	—	44,198,486	—	44,198,486
Derivative liabilities	8,905,125	—	202,911	9,108,036
Other financial liabilities	—	22,492,707	—	22,492,707

Total	8,952,399	437,226,005	202,911	446,381,315

Income or expense from financial instruments by category
(7) Income or expense from financial instruments by category
Income or expense from financial assets and liabilities by each category during the years ended December 31, 2020, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2020
	Interest Income (expense)	Fees and Commissions Income (expense)	Reversal (provision) of credit loss	Gain or loss on transactions and valuation	Dividends, etc.	Total
Financial assets at FVTPL	48,612	—	—	421,709	120,158	590,479
Financial assets at FVTOCI	437,527	311	(1,529)	24,138	18,385	478,832
Securities at amortized cost	382,988	—	934	—	—	383,922
Loans and other financial assets at amortized cost	8,654,726	376,872	(792,250)	44,443	—	8,283,791
Financial liabilities at amortized cost	(3,516,023)	—	—	—	—	(3,516,023)
Net derivatives (designated for hedging)	—	—	—	(74,213)	—	(74,213)

Total	6,007,830	377,183	(792,845)	416,077	138,543	6,146,788

	For the year ended December 31, 2021
	Interest Income (expense)	Fees and Commissions Income (expense)	Reversal (provision) of credit loss	Gain or loss on transactions and valuation	Dividends, etc.	Total
Financial assets at FVTPL	45,803	(156)	—	325,751	284,683	656,081
Financial assets at FVTOCI	381,814	1,343	(4,909)	32,624	24,528	435,400
Securities at amortized cost	324,920	—	(664)	—	—	324,256
Loans and other financial assets at amortized cost	9,142,212	494,296	(551,957)	107,317	—	9,191,868
Financial liabilities at amortized cost	(2,901,592)	2,205	—	—	—	(2,899,387)
Net derivatives (designated for hedging)	—	—	—	72,493	—	72,493

Total	6,993,157	497,688	(557,530)	538,185	309,211	7,780,711

	For the year ended December 31, 2022
	Interest Income (expense)	Fees and Commissions Income (expense)	Reversal (provision) of credit loss	Gain or loss on transactions and valuation	Dividends, etc.	Total
Financial assets at FVTPL	106,698	(134)	—	238,502	136,136	481,202
Financial assets at FVTOCI	632,615	1,606	827	(21,498)	23,846	637,396
Securities at amortized cost	515,246	—	(3,151)	—	—	512,095
Loans and other financial assets at amortized cost	13,399,990	600,902	(881,668)	74,204	—	13,193,428
Financial liabilities at amortized cost	(5,950,277)	2,094	—	—	—	(5,948,183)
Net derivatives (designated for hedging)	—	—	—	78,822	—	78,822

Total	8,704,272	604,468	(883,992)	370,030	159,982	8,954,760